COMMITMENTS AND CONTINGENCY - Additional Information (Details)									6 Months Ended		12 Months Ended
	Oct. 25, 2023 CNY (¥)	Oct. 25, 2023 USD ($)	Sep. 25, 2023 CNY (¥)	Sep. 25, 2023 USD ($)	Aug. 25, 2023 CNY (¥)	Aug. 25, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 01, 2021 CNY (¥)	Dec. 01, 2021 USD ($)
COMMITMENTS AND CONTINGENCY
Severance Payments									¥ 7,900,000	$ 1,100,000
Legal contingencies | Henan Puxinfangfu Construction Engineering Co., Ltd.
COMMITMENTS AND CONTINGENCY
Restricted cash balance														¥ 700,000	$ 100,000
Trade accounts payable due											¥ 1,820,000		$ 300,000
Amount paid to the Plaintiff									855,197	117,937
Amount of damages claimed											¥ 2,000,000.0	$ 300,000
Settlement payment totaling							¥ 1,800,000	$ 300,000
Legal contingencies | Jiuquan Third Construction and Installation Engineering Company
COMMITMENTS AND CONTINGENCY
Amount paid to the Plaintiff	¥ 1,000,000.0	$ 140,000	¥ 1,000,000.0	$ 140,000					¥ 1,300,000	$ 180,000
Amount of damages claimed					¥ 2,800,000	$ 380,000